UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07599

DOMINI INSTITUTIONAL TRUST
(Exact Name of Registrant as Specified in Charter)

536 Broadway, 7th Floor, New York, New York 10012
(Address of Principal Executive Offices)

Amy L. Domini
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, New York 10012
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: January 31, 2005

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Domini Institutional Social Equity FundSM

Semi-Annual Report
January 31, 2005 (Unaudited)

The Way You Invest Matters®

Table of Contents

2	Letter from the President
4	Performance Commentary
8	Expense Example
10	Social Profiles
Domini Social Index Portfolio
17	Portfolio of Investments
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
Domini Institutional Social Equity Fund
30	Statement of Assets and Liabilities
31	Statement of Operations
32	Statements of Changes in Net Assets
33	Financial Highlights
34	Notes to Financial Statements
36	Proxy Voting Information
36	Quarterly Portfolio Schedule Information
Back Cover	For More Information

Letter from the President

Dear Shareholders:

This Semi-Annual Report comes at the end of a six-month period when we enjoyed an encouraging rise in stock prices. Bond markets have been stable, as purchasers accept the current low interest rate levels as necessary inflation fighters. It has been a positive yet quiet six months for investors. But while financial markets were stable, global events unfolded — events that gave us all an insight into what sorts of structures and events can bring out the best in people.

As I write this letter, Asia and Africa are recovering from a devastating tsunami that swept through the Indian Ocean, killing more than 150,000 people. A tragedy of such proportions has had the effect of pulling together the world's citizens and of bringing out the best in relief workers, survivors, governments, and donors from around the globe. International reaction to the disaster was swift and generous. U.S. citizens gave a lot, and the U.S. government and private organizations cooperated with international governments and organizations to bring help to those who needed it. The capacity of people from many nations to move together in a somewhat well-coordinated effort to save lives and alleviate suffering gives one hope that such inspired behavior can spread into other areas of need.

Over the course of my lifetime, the value we Americans place on international organizations has diminished remarkably. This international outpouring feels like a return to my childhood, when kids collected for UNICEF at Halloween, and every child felt important for having raised even just a few dollars for poor children in a faraway land. An "America first" attitude has robbed us of the more altruistic mood of those post-World War II days when Americans recognized the importance of international organizations.

All too often in recent years, the willingness to pull together in a cooperative effort has been missing. Americans have taken the go-it-alone approach: the U.S. rejection of the Kyoto protocol, the war in Iraq undertaken in the face of international outrage, and threats of economic reprisals against France and other countries that disagree with us politically. Increasingly we hear influential voices on Wall Street and in Washington, D.C., dismiss the efforts of global entities to address humanity's needs.

This attitude is bad for the world. Today we face achingly difficult challenges. AIDS kills more than two million people a year in sub-Saharan Africa alone, where in many countries one in five adults have HIV. About a million  people around the world die each year of measles, a disease viewed as archaic in the United States. Landmines kill or maim thousands of children each year. All this is set against the backdrop of wasted wealth in economically privileged countries.

More U.S. cooperation could make a dramatic difference in promoting human health and a clean environment around the world — which would also increase goodwill toward the U.S. and make the world safer. We know that cooperation works. Commerce could not survive a day without global trading agreements and international legal systems. It is only global cooperation that has made possible the seamless telecommunications systems we take for granted today.

Our go-it-alone attitude is also bad for the U.S. We are involved in the world, but too often in a narrowly self-serving way. In the name of competitiveness, large U.S. corporations evade taxes by incorporating in Bermuda, and seek out the cheapest labor in developing countries — thereby supporting overseas sweatshops, sending jobs overseas, and undercutting our nation's own small businesses with cheap imports.

The increasing importance of the European Union has shown how international cooperation can be good not only for the economies of the countries that take part, but can also help foster consistent and higher standards for labor and environmental practices. As an example of how international cooperation can work and work well, the unfolding story of the European Union is well worth studying. The EU's efforts have focused not only on economic benefits, but on the rights of individuals and environmental protection — including new regulations that cover electronic products from design and manufacture to transport and disposal.

By bringing together its legal structures and financial markets, Europe is very definitely able to compete with the United States, as the dramatic growth of the euro versus the dollar has demonstrated. Europe has demonstrated itself to be an economic peer to our own country.

Global structures can be very positive, as we see in disaster relief, or they can devastate the economic landscape of a nation. For our own good and the good of the world, we in the United States should rededicate ourselves to standards of human rights, environmental sustainability, and economic fairness. We ought to support and embrace global humanitarian relief efforts and simultaneously build bridges based on true economic partnership with the rest of the world.

Perhaps now, in the grim aftermath of this horrific disaster, we are beginning once again to recognize the strength of bonding together as concerned citizens and working to help one another.

Very truly yours,

Amy Domini
amy@domini.com

Domini Institutional Social Equity Fund

PERFORMANCE COMMENTARY

Strong stock market returns in November and December helped turn the six months ended January 31, 2005, from a lackluster period into a fairly impressive one, with the Standard & Poor's 500 Index (S&P 500) gaining 8.2% and the Russell 2000 gaining 13.9%. The equity market began to recover in August, after a drop that followed disappointing second-quarter earnings releases, a weak July jobs report, and a sharp rise in crude oil prices. In the fourth quarter, with the U.S. presidential election decided and some relief from surging energy prices, there was a renewed interest in the equity markets. The S&P 500 gained 4.1% in November — its best month of the period — and ended 2004 with a gain of 10.9% for the year, hitting its highest point in three and a half years.

U.S. equity markets slumped in the first month of 2005, with the S&P 500 losing 2.4%. Investors had apparently exhausted much of their buying power in December, leaving few remaining bidders to cushion share prices when oil prices began climbing again in early January. Major market averages fell in the first three weeks of January, but generally healthy profit reports helped stocks finish the month with a modest recovery.

The performance of the Fund relative to the S&P 500 was hurt in part by its underweighting to the energy and utilities sectors, which were the top-performing sectors for the period. Excluded energy stocks ExxonMobil, ChevronTexaco, and ConocoPhillips gained 12.7%, 15.6%, and 18.5%, respectively. A huge dividend boost from TXU brought renewed investor attention and sizable returns to the utilities sector. TXU, an electric utility company that is excluded from the Fund's portfolio due to its ownership of nuclear power plants, gained 76.6% for the period. Exelon and Duke Energy, other top-performing utilities stocks excluded from the portfolio, gained 29.1% and 27.5%.

The relative performance of the Fund was helped in part by its overweighting to the consumer discretionary sector and its underweighting to the pharmaceuticals industry. The consumer discretionary sector outperformed the S&P 500 for the period, gaining 11.9%. Home Depot, Walt Disney, and Target gained 22.9%, 25.1%, and 16.8%, respectively. Healthcare was the worst-performing sector for the period, gaining only 1.9% for the S&P 500. The exclusion of Pfizer, which fell 23.5%, was especially helpful to the Fund's relative performance. The Fund's overweighting to Johnson & Johnson, which gained 18.2% for the period, helped performance.

Changes to the Domini 400 Social IndexSM

The Domini Institutional Social Equity Fund invests in a portfolio designed to match the composition of the Domini 400 Social Index, the first socially and environmentally screened index in the world. The Index is maintained by our social research providers, KLD Research & Analytics, Inc. (KLD).

To replace the ten companies removed from the Index during the six months ended January 31, the following ten companies were added to the Index: Schnitzer Steel Industries is a vertically integrated metals company that uses recycled materials in manufacturing metal products and recovers and processes scrap steel. Wainwright Bank & Trust is notable for its support of the rights of gays and lesbians. The telecommunications equipment company Polycom is notable for its efforts on behalf of education for the deaf. The financial services company BB&T is notable for its record of purchasing from businesses owned by women and minorities. Sovereign Bancorp's commitments to community include a microlending program that supports small entrepreneurs, and better performance than its peers in providing housing loans to minority and low- to moderate-income borrowers.

Convergys is notable for its employee benefits, including a cash profit-sharing program. Monster Worldwide is notable for its awards of stock options, based on job performance. Retail firm Bed Bath & Beyond emphasizes customer service programs, such as requiring all managers to spend time regularly assisting customers. The healthcare company Affymetrix was added for reasons of industry diversification. General Growth Properties acquired Rouse, a company in the Fund's portfolio.

Domini Institutional Social Equity Fund — Performance Commentary  5

The Domini Institutional Social Equity Fund invests in the Domini Social Index Portfolio. The table and the bar chart below provide information as of January 31, 2005, about the ten largest holdings of the Domini Social Index Portfolio and its portfolio holdings by industry sector:

TEN LARGEST HOLDINGS

COMPANY	% OF NET ASSETS	COMPANY	% OF NET ASSETS
Microsoft Corporation	4.90	J.P. Morgan Chase & Co.	2.28
Johnson & Johnson	3.30	Cisco Systems, Inc.	2.09
American International Group, Inc.	2.96	Dell Inc.	1.81
Intel Corporation	2.47	Wells Fargo & Company	1.78
Procter & Gamble Company	2.32	Coca-Cola Company	1.74

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS)

The holdings mentioned above are described in the Domini Social Index Portfolio's (DSIP) Portfolio of Investments at January 31, 2005, included herein. The composition of the DSIP is subject to change.

6  Domini Institutional Social Equity Fund — Performance Commentary

Average Annual Total Returns

		Domini Institutional Social Equity Fund (DISEF)	S&P 500
As of 12-31-04	1 Year	9.83%	10.87%
	5 Year	−3.46%	−2.30%
	10 Year(1)	12.21%	12.07%
	Since Inception(1)	10.93%	10.91%
As of 1-31-05	1 Year	4.38%	6.22%
	5 Year	−2.97%	−1.78%
	10 Year(1)	11.52%	11.50%
	Since Inception(1)	10.61%	10.64%

Comparison of $10,000 Investment in the
Domini Institutional Social Equity Fund and S&P 500

Past performance is no guarantee of future results. The Fund's returns quoted above represent past performance after all expenses. Economic and market conditions change, and both will cause investment return, principal value, and yield to fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance information current to the most recent month-end, call 1-800-582-6757 or visit www.domini.com. A 2.00% redemption fee is charged on sales or exchanges of shares made less than 90 days after the settlement of purchase or acquisition through exchange, with certain exceptions. See the Fund's prospectus for further information.

The table and the graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Fund is based on the Fund's net asset values and assumes all dividends and capital gains were reinvested. An investment in the Fund is not a bank deposit and is not insured. You may lose money. Certain fees payable by the Fund were waived during the period, and the Fund's average annual total returns would have been lower had these not been waived.

The Standard & Poor's 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

(1)

The Domini Institutional Social Equity Fund, which commenced operations on May 30, 1996, invests all of its assets in the Domini Social Index Portfolio (DSIP), which has the same investment objectives as the Fund. The DSIP commenced operations on June 3, 1991. Performance prior to the Fund's commencement of operations is the performance of the DSIP adjusted for expenses of the Fund.

This material must be preceded or accompanied by the Fund's current prospectus. DSIL Investment Services LLC, Distributor. 03/05

Domini Institutional Social Equity Fund — Performance Commentary  7

Domini Institutional Social Equity Fund

Expense Example

As a shareholder of the Domini Institutional Social Equity Fund, you incur two types of costs:

•

Transaction costs such as redemption fees deducted from any redemption or exchange proceeds if you sell or exchange shares of the Fund after holding them less than 90 days

•

Ongoing costs, including management fees

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2004, and held through January 31, 2005.

Actual Expenses

The line of the table captioned "Actual Expenses" below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

•

Divide your account value by $1,000.

•

Multiply your result in step 1 by the number in the first line under the heading "Expenses Paid During Period" in the table.

•

The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Domini Institutional Social Equity Fund	Beginning Account Value as of 8/1/2004	Ending Account Value as of 1/31/2005	Expenses Paid During Period* 8/1/2004 – 1/31/2005
Actual Expenses	$1,000.00	$1,065.00	$2.08
Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,023.19	$2.04

*

Expenses are equal to the Fund's annualized expense ratio of 0.40% multiplied by average account value over the period, multiplied by 184, and divided by 365. The example reflects the aggregate expenses of the Fund and the Domini Social Index Portfolio, the underlying portfolio in which the Fund invests.

Domini Institutional Social Equity Fund — Expense Example  9

Domini Institutional Social Equity Fund

Social Profiles

Healthy and Organic Foods

In this report to Domini shareholders, we profile several companies in the Fund's portfolio that we believe are leaders in organic farming and sustainable agriculture, support for small farmers, and Fair Trade.

Some of the larger companies in the Fund's portfolio are paying increased attention to these issues. When General Mills bought Small Planet Foods in 1999 — the renamed combination of Cascadian Farm and Muir Glen — it became an important player in the large-scale production of organic food. J.M. Smucker derives approximately a quarter of its beverage sales from organic brands such as After the Fall, R.W. Knudsen, and Santa Cruz Organic. After a dialogue co-led by Domini and the Center for Reflection, Education and Action (CREA), Procter & Gamble, one of the world's largest coffee roasters, now offers a line of Fair Trade Certified® coffee. Its product reached supermarket shelves in September 2004.

A number of smaller companies in the Fund's portfolio have made sustainability a key part of their culture, providing leadership and strong examples for others. We have chosen some examples from among these smaller companies to profile here.

Wild Oats Markets

Ticker: OATS	Website: www.wildoats.com
Market Capitalization: $206 Million

In 2002, Wild Oats formed a partnership with Green Mountain Coffee Roasters. Fair Trade Certified organic coffee from Green Mountain currently accounts for 100% of Wild Oats' bulk coffee offerings, 100% of the coffee served at its in-house coffee bars, and 85% of the packaged coffee the company offers. In addition to approximately 560,000 pounds of Green Mountain Fair Trade coffee per year, Wild Oats sells an estimated 28,000 pounds of Fair Trade coffee from other vendors.

The company also sells Fair Trade Certified pineapples and mangoes (when they are in season and meet the company's quality standards) as well as tea and chocolate. In 2004, Wild Oats replaced all of its organic bananas with Fair Trade organic bananas, and currently sells about 2.8 million pounds per year.

The Fair Trade certification system helps alleviate poverty and promote small business in developing countries by guaranteeing a minimum price to producers of food, crafts, and other products. The Fair Trade seal assures the consumer that the product can be traced from the farm to the supermarket shelf, and that strict social and environmental standards have been met. The primary certifying body for Fair Trade products internationally is Fairtrade Labelling Organizations International (FLO), and Fair Trade products in the U.S. are certified by TransFair USA. By 2002, Fair Trade had become an international phenomenon, with sales totaling $180 million in North America and $70.6 million in the Pacific Rim.

In October 2004, Oxfam America released its Supermarket Report Card, rating six supermarket chains on their commitment to carrying Fair Trade Certified products. Wild Oats received a grade of A in each of four categories: availability of Fair Trade coffee, shelf placement, active promotion, and range of products offered. Oxfam concluded that Wild Oats "leads the supermarket industry in its commitment to fair trade."

Green Mountain Coffee Roasters

Ticker: GMCR	Website: www.greenmountaincoffee.com
Market Capitalization: $173 Million

Green Mountain Coffee Roasters has made a substantial commitment to the Fair Trade and organic concepts. From fiscal year 2002 to fiscal year 2004, Green Mountain's purchases of conventional Fair Trade coffee rose from approximately 469,000 to 713,000 pounds, and its purchases of organic Fair Trade coffee increased from approximately 1,090,000 to 3,264,000 pounds. Virtually all the Fair Trade coffee purchased by Green Mountain is shade grown, a method that preserves vanishing wildlife habitat and discourages erosion. For example, members of the Oromia Coffee Farmers Cooperative Union in Ethiopia — the country's largest Fair Trade coffee producer, and a Green Mountain supplier — grow coffee plants under shade trees, prune them by hand, and intercrop them with other food crops such as citrus and bananas. Intercropping provides farmers with food as well as additional cash crops that can supplement the sale of coffee.

Green Mountain provided startup funding to help coffee farmers in Indonesia establish a cooperative called the Gayo Organic Coffee Farmers Association (PPKGO). In its first three years the cooperative grew from 100 members to 455, and as of June 2000 was producing 17% of all Fair Trade coffee imported into the U.S.

Starbucks

Ticker: SBUX	Website:www.starbucks.com
Market Capitalization: $21.46 Billion

Starbucks has taken significant steps to support the coffee growers it buys from, improve the social and environmental impact of its sourcing

Domini Institutional Social Equity Fund — Social Profiles  11

practices, and maintain the quality of the product. But as a large company, Starbucks continues to face criticism that it has not yet gone as far as it might.

In 2001, Starbucks adopted a set of coffee sourcing guidelines, developed with the help of Conservation International. The Coffee and Farmer Equity (C.A.F.E.) Practices, as they are now called, do not include a commitment to Fair Trade, but they do represent an innovative approach to the challenge of responsible coffee sourcing. Growers can qualify as preferred suppliers by meeting a set of specific social, environmental, economic, and product quality criteria. Starbucks buys from its suppliers who are rated highly under the C.A.F.E. Practices first, pays them higher prices, and offers them better contracts. In fiscal year 2004, Starbucks bought 43.5 million pounds of coffee from preferred suppliers through this program (14.5% of total coffee purchases). Starbucks' Fair Trade purchases have grown from 653,000 pounds in fiscal year 2001 to 4.8 million pounds in fiscal year 2004. Though only 1.6% of the coffee Starbucks buys is Fair Trade Certified, the company has committed itself to buy 10 million pounds of Fair Trade coffee in fiscal year 2005.

In its corporate social responsibility report for fiscal year 2004, Starbucks said it does not buy coffee and tea from crops that have been genetically modified, and will not do so unless independent long-term testing proves that such crops are safe for people, animals, and the environment.

Starbucks began a partnership with the nonprofit Conservation Inter-
national in 1998, and has undertaken projects through the nonprofit's Conservation Coffee program in Mexico, Colombia, and Peru. According to the company, Starbucks pays farmers in the El Triunfo Biosphere Reserve in Chiapas, Mexico, a premium of 44% over local coffee prices for shade-grown beans. By using environmentally responsible growing methods, the farmers help protect an estimated 300 species of birds (including the endangered quetzal), 45 types of reptiles, and 30 species of mammals.

United Natural Foods

Ticker: UNFI	Website: www.unfi.com
Market Capitalization: $1.24 Billion

United Natural Foods is a leader in the distribution of organic foods in the U.S. In 2002, the company reported that organic products represented 20% of its sales. As of 2005, the company served 21,000 customers, and stored and shipped 43,000 different products. United's customers include Whole Foods Market and Wild Oats Markets.

In addition to supermarkets, United reportedly derives 43% of its total sales from smaller independent "mom and pop" stores. It sells to hundreds of local buying clubs around the country. The company is seeking to

12  Domini Institutional Social Equity Fund — Social Profiles

expand its business with school, corporate, and hospital cafeterias: Harvard University, Vassar College, and New York University are already clients.

In 2002, United earned certification from Quality Assurance International (QAI) for its distribution operations. QAI audits United's facilities annually for compliance with its standards, which include physical segregation of organic foods and an audit log that allows foods to be traced back to their source. United supports a moratorium on the use of genetically modified organisms (GMOs) in food, and it sponsored a national grassroots campaign to require the labeling of genetically engineered foods.

Hain Celestial

Ticker: HAIN	Website: www.hain-celestial.com
Market Capitalization: $734 Million

Hain Celestial, a maker and distributor of natural and specialty foods, is committed to producing healthy and organic products. The company's major organic brands include Arrowhead Mills, Health Valley, Walnut Acres, and Imagine. As of 2005, Hain offered more than 800 certified organic products.

Hain is a leader in opposing the use of genetically modified organisms in food. In 1999, the company's organic Earth's Best baby food became the first baby food to be certified free of GMOs. In 2001 the company said its corporate policy requires the use of non-genetically engineered ingredients when formulating and manufacturing any of its all-natural and organic products, which made up approximately 80% of the company's total products. Regulators have questioned whether companies can make non-GMO claims with certainty, and Hain came under some criticism when GMO ingredients were reportedly found in Hain products labeled GMO-free. The company questioned the accuracy of the study, but the controversy highlights the difficulties faced by companies that seek to promote GMO-free products.

Hain has a policy against the use of any dairy products that may come from cattle treated with growth hormones. Some scientists and other critics argue that the use of recombinant bovine growth hormone (rBGH or rBST) to artificially increase milk production may pose health risks to humans as well as cattle, although the Food and Drug Administration has approved the use of such hormones.

Domini Institutional Social Equity Fund — Social Profiles  13

Whole Foods Market

Ticker: WFMI	Website: www.wholefoodsmarket.com
Market Capitalization: $5.53 Billion

Whole Foods' commitment to the environment drives the way it chooses the products it sells, and has helped to raise the bar for the supermarket industry. In 2003, Whole Foods became the first national supermarket to have its retail operations designated as "Certified Organic" by Quality Assurance International. To receive certification, retailers must adhere to standards set forth by the USDA's National Organic Program, submit documentation, and open its facilities to on-site inspection.

Whole Foods stores carry extensive lines of organic produce and minimally processed products, and feature "green" departments that carry environmentally safe and recycled household products. The company seeks out and supports artisan food producers, organic farmers, and small-batch producers, and supports farmers who are making the transition from traditional to organic production.

Whole Foods was one of the first U.S. companies to sign on in support of the Marine Stewardship Council, a London-based nonprofit that promotes sustainable fisheries and responsible fishing practices. The wild Alaska salmon sold at Whole Foods carries the logo of the Council, which has certified the Alaska salmon fishery as sustainable. Certified salmon is harvested from 30- to 50-foot fishing boats using trolling poles, gill nets, or purse seines. The number of salmon fishing permits is strictly limited, creating a fishery made up of individuals and families rather than corporations.

14  Domini Institutional Social Equity Fund — Social Profiles

The Fund invests in a portfolio designed to replicate the Domini 400 Social Index.SM All companies in the Fund's portfolio are measured against multiple standards of corporate accountability. We seek to avoid companies that manufacture alcohol, tobacco, or firearms, derive revenues from gambling operations, own or operate nuclear power plants, or earn significant revenues from weapons contracting. Before investing in any company, our social research providers at KLD Research & Analytics, Inc. (KLD) evaluate its social profile by weighing both strengths and weaknesses in the areas of community impact, diversity, employee relations, the environment, human rights, and product safety and usefulness. KLD is responsible for maintaining the Domini 400 Social Index and developing and applying its social and environmental standards. Special thanks to KLD for allowing us to reproduce portions of its research in these pages.

For extensive information about how we use social and environmental criteria to choose our investments, including brief social profiles of every company in the Fund's portfolio, visit www.domini.com.

Unlike other mutual funds, the Domini Institutional Social Equity Fund seeks to achieve its investment objective by investing all of its investable assets in a separate portfolio with an identical investment objective called the Domini Social Index Portfolio (DSIP). The companies discussed above can be found in the DSIP's Portfolio of Investments at January 31, 2005, included herein. The composition of the DSIP is subject to change.

The preceding profiles should not be deemed an offer to sell or a solicitation of an offer to buy the stock of any of the companies noted, or a recommendation concerning the merits of any of these companies as an investment.

Domini 400 Social IndexSM is a service mark of KLD Research & Analytics, Inc. (KLD), which is used under license. KLD is the owner of the Domini 400 Social Index. KLD determines the composition of the Index but is not the manager of the Domini Social Index Portfolio, the Domini Social Equity Fund, or the Domini Institutional Social Equity Fund. Certain portions of these social profiles are copyright © 2005 by KLD and are reprinted here by permission. 03/05

Domini Institutional Social Equity Fund — Social Profiles  15

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Domini Social Index Portfolio

Portfolio of Investments

January 31, 2005 (Unaudited)

Security	Shares	Value
Consumer Discretionary 14.9%
American Greetings Corporation, Class A	19,100	$461,074
AutoZone, Inc. (a)	23,331	2,082,292
Bandag, Inc.	2,400	116,160
Bassett Furniture Industries	3,000	56,550
Black & Decker Corp.	22,400	1,845,760
Bed Bath & Beyond Inc. (a)	81,900	3,299,751
Bob Evans Farms, Inc.	9,300	226,548
Centex Corporation	35,200	2,158,112
Champion Enterprises, Inc. (a)	23,300	251,407
Charming Shoppes, Inc. (a)	29,400	244,020
Circuit City Stores, Inc.	60,900	872,088
Claire's Stores, Inc.	27,000	557,010
Comcast Corporation, Class A (a)	374,958	12,069,898
Cooper Tire and Rubber Company	22,500	486,225
Dana Corporation	39,500	626,865
Darden Restaurants, Inc.	44,200	1,306,552
Delphi Automotive Systems Corporation	152,500	1,157,475
Disney (Walt) Company (The)	571,900	16,373,497
Dollar General Corporation	94,451	1,908,855
Dow Jones & Company	17,400	663,288
eBay Inc. (a)	184,486	15,035,609
Emmis Communications Corporation, Class A (a)	15,200	267,064
Family Dollar Stores Inc.	47,000	1,572,150
Fleetwood Enterprises, Inc. (a)	17,400	152,772
Foot Locker, Inc.	39,200	1,055,264
Gaiam, Inc. (a)	2,200	12,166
Gap Inc.	251,587	5,537,430
Genuine Parts Company	49,600	2,099,568
Harley-Davidson, Inc.	83,200	5,001,152
Harman International Industries, Inc.	18,620	2,265,123
Hartmarx Corporation (a)	8,500	72,675
Home Depot, Inc. (The)	620,006	25,581,448
Horton (D.R.), Inc.	66,200	2,633,436
Interface, Inc., Class A (a)	11,400	$107,502
Johnson Controls, Inc.	52,700	3,117,732
KB Home	13,300	1,445,045
Lee Enterprises, Inc.	11,000	490,050
Leggett & Platt, Incorporated	54,700	1,558,950
Limited Brands	109,530	2,595,861
Liz Claiborne, Inc.	30,000	1,258,200
Lowe's Companies, Inc.	217,300	12,383,927
Mattel, Inc.	114,385	2,224,788
May Department Stores Company	80,800	2,739,120
Maytag Corporation	22,600	355,046
McDonald's Corporation	348,000	11,271,720
McGraw-Hill Companies	54,000	4,887,000
Media General, Inc., Class A	6,800	434,996
Men's Wearhouse, Inc. (a)	10,600	352,662
Meredith Corporation	11,700	561,951
Modine Manufacturing Company	8,700	274,311
New York Times Company, Class A	41,800	1,625,184
Newell Rubbermaid, Inc.	77,178	1,660,871
Nordstrom, Inc.	38,700	1,867,275
Omnicom Group, Inc.	52,700	4,473,703
Oshkosh B'Gosh, Inc., Class A	2,700	52,515
Penney (J.C.) Company, Inc.	78,700	3,362,064
Pep Boys -- Manny, Moe & Jack	14,000	241,080
Phillips-Van Heusen Corporation	7,200	195,912
Pixar (a)	15,700	1,368,569
Pulte Homes, Inc.	35,000	2,312,800
Radio One, Inc. (a)	5,800	90,480
RadioShack Corporation	44,300	1,467,216
Reebok International Ltd.	15,800	703,574
Ruby Tuesday, Inc.	19,200	488,448
Russell Corporation	8,300	149,400
Scholastic Corporation (a)	9,700	332,225

Domini Social Index Portfolio / Portfolio of Investments (Continued)

January 31, 2005 (Unaudited)

Security	Shares	Value
Consumer Discretionary (Continued)
Scripps (E.W.) Company (The), Class A	35,200	$1,631,872
Sears, Roebuck and Co.	58,800	2,954,700
Snap-On Incorporated	15,050	498,306
Spartan Motors, Inc.	3,100	34,286
Stanley Works	23,600	1,122,416
Staples, Inc.	140,323	4,594,175
Starbucks Corporation (a)	111,200	6,004,800
Stride Rite Corporation	10,800	132,192
Target Corporation	252,500	12,819,425
Timberland Company (The) (a)	8,800	578,512
Time Warner, Inc. (a)	1,227,900	22,102,200
TJX Companies, Inc.	142,300	3,563,192
Toys 'R' Us, Inc. (a)	60,520	1,298,154
Tribune Company	88,656	3,544,467
Tupperware Corporation	15,000	301,650
Univision Communications, Inc., Class A (a)	71,000	1,939,010
Valassis Communications Inc. (a)	13,600	461,720
Value Line, Inc.	2,600	108,576
Visteon Corporation	34,000	252,280
Washington Post Company, Class B	2,200	2,011,900
Wendy's International, Inc.	32,100	1,258,961
Whirlpool Corporation	18,500	1,262,809
		242,975,064
Consumer Staples 12.6%
Alberto-Culver Company, Class B	26,050	1,413,213
Albertson's, Inc.	102,700	2,349,776
Avon Products, Inc.	133,200	5,623,704
Campbell Soup Company	114,100	3,345,412
Church & Dwight Co., Inc.	17,700	609,411
Clorox Company	60,000	3,565,200
Coca-Cola Company	682,000	28,296,180
Colgate-Palmolive Company	148,200	7,786,428
Costco Wholesale Corporation	128,730	6,085,067
CVS Corporation	111,100	5,149,485
Estée Lauder Companies, Inc. (The), Class A	34,400	1,552,816
General Mills Incorporated	106,300	$5,632,837
Gillette Company	277,238	14,061,511
Green Mountain Coffee, Inc. (a)	1,800	44,010
Hain Celestial Group, Inc. (The) (a)	8,700	175,044
Heinz (H.J.) Company	97,600	3,690,256
Hershey Foods Corporation	55,800	3,263,742
Kellogg Company	115,400	5,151,456
Kimberly-Clark Corporation	134,664	8,821,839
Kroger Company (a)	206,100	3,524,310
Longs Drug Stores Corporation	9,900	259,974
McCormick & Company, Inc.	33,800	1,256,346
Nature's Sunshine Products, Inc.	4,200	84,210
PepsiAmericas, Inc.	39,000	828,750
PepsiCo, Inc.	472,570	25,377,009
Procter & Gamble Company	708,800	37,729,424
Safeway Inc. (a)	123,000	2,318,550
Smucker (J.M.) Company	16,805	783,953
SUPERVALU, Inc.	36,900	1,166,409
Sysco Corporation	178,600	6,245,642
Tootsie Roll Industries, Inc.	9,649	310,408
United Natural Foods, Inc. (a)	10,000	316,100
Walgreen Company	283,100	12,062,891
Whole Foods Market, Inc.	17,200	1,538,024
Wild Oats Markets, Inc. (a)	6,550	47,488
Wrigley (Wm.) Jr. Company	51,300	3,611,007
		204,077,882
Energy 1.8%
Anadarko Petroleum Corporation	69,885	4,627,086
Apache Corporation	91,924	5,002,504
Cooper Cameron Corp. (a)	15,600	879,996
Devon Energy Corporation	134,344	5,463,770
EOG Resources, Inc.	32,800	2,435,400
Helmerich & Payne, Inc.	13,000	492,700

Domini Social Index Portfolio / Portfolio of Investments (Continued)

January 31, 2005 (Unaudited)

Security	Shares	Value
Energy (Continued)
Kinder Morgan, Inc.	34,400	$2,581,376
Noble Energy, Inc.	16,300	964,471
Pioneer Natural Resources Company	40,100	1,539,439
Rowan Companies, Inc. (a)	29,200	822,272
Sunoco, Inc.	21,100	1,846,039
Williams Companies, Inc.	147,500	2,479,475
		29,134,528
Financials 23.4%
AFLAC, Inc.	141,300	5,582,763
Allied Capital Corporation	36,100	924,521
AMBAC Financial Group, Inc.	29,900	2,298,712
American Express Company	353,800	18,875,230
American International Group, Inc.	726,376	48,151,465
AmSouth Bancorporation	97,800	2,439,132
BB&T Corporation	152,900	6,034,963
Capital One Financial Corporation	67,500	5,283,900
Cathay General Bancorp	12,990	471,927
Chittenden Corporation	13,220	358,394
Chubb Corporation	53,600	3,992,128
Cincinnati Financial Corporation	47,274	2,085,729
Comerica Incorporated	48,500	2,806,210
Edwards (A.G.), Inc.	22,887	976,359
Fannie Mae	270,165	17,447,256
Fifth Third Bancorp	162,411	7,547,239
First Horizon National Corporation	34,400	1,464,408
FirstFed Financial Corp. (a)	4,500	239,400
Franklin Resources, Inc.	69,500	4,716,270
Freddie Mac	190,400	12,431,216
GATX Corporation	12,600	375,228
General Growth Properties, Inc.	61,900	1,966,563
Golden West Financial	85,600	5,531,472
Hartford Financial Services Group (The)	81,700	5,497,593
Heartland Financial USA, Inc.	4,200	88,494
Janus Capital Group Inc.	68,026	1,008,826
Jefferson-Pilot Corporation	39,325	$1,962,318
KeyCorp	113,400	3,789,828
Lincoln National Corporation	49,800	2,297,772
Marsh & McLennan Companies, Inc.	144,700	4,702,750
MBIA, Inc.	40,600	2,425,444
MBNA Corporation	356,675	9,480,422
Medallion Financial Corp.	4,300	39,861
Mellon Financial Corporation	118,600	3,480,910
Merrill Lynch & Co., Inc.	259,060	15,561,734
MGIC Investment Corporation	27,600	1,763,640
Moody's Corporation	41,300	3,460,114
Morgan (J.P.) Chase & Co.	993,212	37,076,604
National City Corporation	182,800	6,498,540
Northern Trust Corporation	61,200	2,670,768
PNC Financial Services Group	78,700	4,239,569
Progressive Corporation (The)	56,000	4,684,400
Providian Financial Corporation (a)	82,200	1,371,096
SAFECO Corporation	39,500	1,828,850
Schwab (Charles) Corporation	384,400	4,320,656
SLM Corporation	121,400	6,093,066
Sovereign Bancorp, Inc.	96,000	2,183,040
St. Paul Travelers Companies, Inc. (The)	186,764	7,011,121
State Street Corporation	94,300	4,225,583
SunTrust Banks, Inc.	100,100	7,209,202
Synovus Financial Corporation	87,450	2,372,519
U.S. Bancorp	523,721	15,737,816
UnumProvident Corporation	80,900	1,389,053
Wachovia Corporation	447,943	24,569,674
Wainwright Bank & Trust Company	2,500	30,725
Washington Mutual, Inc.	243,904	9,841,525
Wells Fargo & Company	470,706	28,854,277

Domini Social Index Portfolio / Portfolio of Investments (Continued)

January 31, 2005 (Unaudited)

Security	Shares	Value
Financials (Continued)
Wesco Financial Corporation	1,900	$722,000
		380,490,275
Health Care 12.9%
Affymetrix, Inc. (a)	16,700	687,372
Allergan, Inc.	36,105	2,742,175
Amgen, Inc. (a)	353,200	21,983,168
Bard (C.R.), Inc.	28,400	1,925,520
Bausch & Lomb Incorporated	15,300	1,115,217
Baxter International, Inc.	171,800	5,799,968
Becton Dickinson and Company	70,100	3,971,165
Biogen Idec Inc. (a)	93,250	6,057,520
Biomet, Inc.	71,100	3,020,328
Boston Scientific Corporation (a)	232,500	7,686,450
CIGNA Corporation	39,300	3,153,825
Cross Country Healthcare, Inc. (a)	8,600	142,416
Forest Laboratories, Inc. (a)	103,600	4,302,508
Genzyme Corporation (a)	63,500	3,696,335
Guidant Corporation	88,538	6,418,120
Hillenbrand Industries, Inc.	17,000	923,610
Humana, Inc. (a)	42,900	1,470,183
IMS Health, Inc.	66,813	1,562,088
Invacare Corporation	7,700	358,358
Invitrogen Corporation (a)	14,500	996,295
Johnson & Johnson	827,370	53,530,839
King Pharmaceuticals Inc. (a)	66,200	695,762
Manor Care, Inc.	24,700	853,385
McKesson HBOC, Inc.	81,320	2,804,727
MedImmune, Inc. (a)	69,800	1,651,119
Medtronic, Inc.	337,100	17,694,379
Merck & Co., Inc.	619,100	17,365,755
Millipore Corporation (a)	13,700	596,361
Mylan Laboratories, Inc.	75,475	1,255,149
St. Jude Medical, Inc. (a)	98,400	3,865,152
Stryker Corporation	112,800	5,542,992
Synovis Life Technologies, Inc. (a)	2,600	26,494
Thermo Electron Corporation (a)	47,100	1,410,174
UnitedHealth Group Incorporated	185,230	$16,466,947
Waters Corporation (a)	33,400	1,639,272
Watson Pharmaceuticals (a)	29,200	871,035
Zimmer Holdings, Inc. (a)	68,200	5,377,570
		209,659,733
Industrials 6.2%
3M Company	218,700	18,449,532
Alaska Air Group, Inc. (a)	6,900	205,551
American Power Conversion	57,700	1,227,279
AMR Corporation (a)	44,400	381,840
Apogee Enterprises, Inc.	7,400	98,938
Ault, Inc. (a)	1,200	3,252
Avery Dennison Corporation	31,500	1,892,835
Baldor Electric Company	8,800	246,664
Banta Corporation	6,550	283,681
Brady Corporation, Class A	11,000	312,290
Bright Horizons Family Solutions, Inc. (a)	3,200	187,520
CLARCOR, Inc.	6,450	351,332
Cooper Industries, Inc., Class A	26,300	1,827,850
Cross (A.T.) Company (a)	3,800	19,798
Cummins, Inc.	12,100	939,807
Deere & Company	69,400	4,818,442
Delta Air Lines, Inc. (a)	32,000	172,480
Deluxe Corporation	13,100	501,337
DeVry, Inc. (a)	18,100	321,094
Donaldson Company, Inc.	25,400	791,972
Donnelley (R.R.) & Sons Company	61,500	2,057,175
Emerson Electric Company	118,000	7,934,320
Fastenal Company	21,400	1,286,782
FedEx Corporation	83,700	8,005,905
Graco, Inc.	18,552	661,379
Grainger (W.W.), Inc.	26,000	1,591,460
Granite Construction Incorporated	10,625	264,563
Harland (John H.) Company	7,600	276,640
Herman Miller, Inc.	19,300	515,696
HNI Corporation	17,100	689,985

Domini Social Index Portfolio / Portfolio of Investments (Continued)

January 31, 2005 (Unaudited)

Security	Shares	Value
Industrials (Continued)
Hubbell Incorporated, Class B	15,160	$750,723
Ikon Office Solutions	38,800	417,100
Illinois Tool Works, Inc.	83,400	7,254,132
Ionics, Inc. (a)	6,200	271,932
JetBlue Airways Corporation (a)	27,300	540,267
Kadant Inc. (a)	3,700	71,410
Kansas City Southern Industries, Inc. (a)	15,700	274,122
Kelly Services, Inc.	8,475	246,623
Lawson Products, Inc.	2,500	124,650
Lincoln Electric Holdings, Inc.	11,000	353,650
Masco Corporation	124,300	4,574,240
Milacron, Inc. (a)	12,633	40,047
Monster Worldwide, Inc. (a)	32,900	1,029,441
Nordson Corporation	10,500	395,115
Norfolk Southern Corporation	109,200	3,813,264
Pitney Bowes, Inc.	64,900	2,903,626
Robert Half International, Inc.	48,400	1,468,456
Ryder System, Inc.	18,000	819,900
Smith (A.O.) Corporation	5,200	140,972
Southwest Airlines Co.	219,162	3,173,466
SPX Corporation	20,830	872,777
Standard Register Company	6,000	74,940
Steelcase, Inc.	15,500	211,110
Tennant Company	2,300	89,033
Thomas & Betts Corporation (a)	15,100	441,071
Thomas Industries, Inc.	4,000	155,960
Toro Company	6,400	532,800
Trex Company, Inc. (a)	3,700	181,484
United Parcel Service, Inc., Class B	159,233	11,891,519
Yellow Roadway Corporation (a)	14,180	802,871
		100,234,100
Information Technology 20.7%
3Com Corporation (a)	103,000	378,010
Adaptec, Inc. (a)	27,400	164,400
ADC Telecommunications, Inc. (a)	234,000	601,380
Advanced Micro Devices, Inc. (a)	98,300	1,553,140
Advent Software, Inc. (a)	8,500	$163,625
Analog Devices, Inc.	105,500	3,786,395
Andrew Corporation (a)	43,800	572,028
Apple Computer, Inc. (a)	106,100	8,159,090
Applied Materials, Inc. (a)	472,400	7,511,160
Arrow Electronics, Inc. (a)	31,600	746,076
Autodesk, Inc.	64,000	1,879,680
Automatic Data Processing, Inc.	165,074	7,177,418
BMC Software, Inc. (a)	60,800	1,023,264
Borland Software Corporation (a)	21,100	181,038
CDW Corporation	23,400	1,368,900
Ceridian Corporation (a)	39,700	702,690
Cisco Systems, Inc. (a)	1,885,430	34,013,157
Coherent, Inc. (a)	7,700	231,000
Compuware Corporation (a)	109,800	757,620
Convergys Corporation (a)	42,000	600,180
Dell Inc. (a)	703,700	29,386,512
Dionex Corporation (a)	5,600	331,464
Electronic Arts Inc. (a)	84,400	5,430,296
Electronic Data Systems Corporation	142,100	3,043,782
EMC Corporation (a)	675,800	8,852,980
Entegris, Inc. (a)	19,000	168,910
Gerber Scientific, Inc. (a)	5,700	41,154
Hewlett-Packard Company	851,110	16,673,245
Hutchinson Technology Incorporated (a)	6,500	229,450
Imation Corporation	9,100	313,859
Intel Corporation	1,788,600	40,154,070
Lexmark International Group, Inc. (a)	35,600	2,967,260
LSI Logic Corporation (a)	104,200	636,662
Lucent Technologies, Inc. (a)	1,206,292	3,932,512
Merix Corporation (a)	3,750	34,575
Micron Technology, Inc. (a)	169,400	1,763,454
Microsoft Corporation	3,030,000	79,628,400
Molex Incorporated	27,646	793,993

Domini Social Index Portfolio / Portfolio of Investments (Continued)

January 31, 2005 (Unaudited)

Security	Shares	Value
Information Technology (Continued)
National Semiconductor Corporation	99,400	$1,682,842
Novell, Inc. (a)	108,100	623,737
Novellus Systems, Inc. (a)	38,300	1,001,545
palmOne, Inc. (a)	13,904	359,766
Paychex, Inc.	104,600	3,189,254
Plantronics Inc.	13,400	498,614
Polycom, Inc. (a)	29,400	508,032
Qualcomm, Inc.	454,300	16,918,132
Red Hat, Inc. (a)	53,700	582,645
Sapient Corporation (a)	32,800	258,464
Scientific-Atlanta, Inc.	42,900	1,300,299
Solectron Corporation (a)	262,000	1,302,140
Sun Microsystems, Inc. (a)	931,700	4,062,212
Symantec Corporation (a)	176,200	4,114,270
Tektronix, Inc.	26,900	775,258
Tellabs, Inc. (a)	132,700	944,824
Texas Instruments, Inc.	478,400	11,103,664
Xerox Corporation (a)	266,200	4,227,256
Xilinx, Inc.	98,200	2,866,458
Yahoo! Inc. (a)	379,060	13,346,703
		335,618,944
Materials 1.7%
Air Products & Chemicals, Inc.	63,100	3,717,221
Airgas, Inc.	21,600	508,032
Aleris International, Inc. (a)	3,800	63,764
Bemis Company, Inc.	30,400	881,600
Cabot Corporation	17,900	626,500
Calgon Carbon Corporation	10,100	92,920
Caraustar Industries, Inc. (a)	7,200	97,200
Crown Holdings, Inc. (a)	48,900	659,661
Ecolab, Inc.	71,900	2,419,435
Engelhard Corporation	33,500	1,006,675
Fuller (H.B.) Company	7,300	194,691
Lubrizol Corporation	18,100	652,143
MeadWestvaco Corp.	56,712	1,638,410
Minerals Technologies, Inc.	5,300	331,144
Nucor Corporation	44,900	2,521,584
Praxair, Inc.	90,200	3,892,130
Rock-Tenn Company, Class A	9,000	124,830
Rohm & Haas Company	62,787	2,777,697
Schnitzer Steel Industries, Inc., Class A	5,800	$199,810
Sealed Air Corporation (a)	23,000	1,179,900
Sigma-Aldrich Corporation	19,900	1,250,715
Sonoco Products Company	28,745	746,220
Valspar Corporation	15,000	735,000
Wausau-Mosinee Paper Corporation	15,700	232,674
Wellman, Inc.	8,200	86,100
Worthington Industries, Inc.	22,200	454,656
		27,090,712
Telecommunication Services 4.8%
AT&T Corporation	219,216	4,206,755
BellSouth Corporation	506,200	13,282,688
Citizens Communications Company	83,867	1,131,366
SBC Communications, Inc.	923,928	21,952,529
Sprint Corp. - FON Group	393,600	9,379,488
Telephone and Data Systems, Inc.	14,500	1,193,640
Verizon Communications	772,122	27,479,822
		78,626,288
Utilities 0.7%
AGL Resources, Inc.	19,300	668,745
Cascade Natural Gas Corporation	2,900	59,276
Cleco Corporation	12,200	240,706
Energen Corporation	9,700	568,808
Equitable Resources, Inc.	17,900	1,021,016
IDACORP, Inc.	9,700	293,813
KeySpan Corporation	45,200	1,784,044
MGE Energy, Inc.	4,400	158,004
National Fuel Gas Company	21,800	614,760
NICOR, Inc.	11,400	420,888
NiSource, Inc.	73,647	1,686,516
Northwest Natural Gas Company	6,500	220,675

Domini Social Index Portfolio / Portfolio of Investments (Continued)

January 31, 2005 (Unaudited)

Security	Shares	Value
Utilities (Continued)
OGE Energy Corporation	22,900	598,835
Peoples Energy Corporation	10,900	$466,847
Pepco Holdings, Inc.	47,500	1,037,875
Questar Corporation	23,100	1,173,480
Southern Union Company (a)	20,206	471,204
WGL Holdings	12,600	382,536
		11,868,028
Total Investments — 99.7%
(Cost $1,478,253,796) (b)	$1,619,775,554
Other Assets, less liabilities — 0.3%	4,809,083
Net Assets — 100.0%	$1,624,584,637

(a)

Non-income producing security.

(b)

The aggregate cost for federal income tax purposes is $1,575,062,602, the aggregate gross unrealized appreciation is $300,611,847, and the aggregate gross unrealized depreciation is $255,898,895, resulting in net unrealized appreciation of $44,712,952.

Copyright in the Domini 400 Social IndexSM is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Portfolio

Statement of Assets and Liabilities

January 31, 2005 (unaudited)

ASSETS:
Investments at value (Cost $1,478,253,796)	$1,619,775,554
Cash	3,226,984
Dividends receivable	2,124,827
Total assets	1,625,127,365
LIABILITIES:
Management fee payable (Note 2)	281,013
Other accrued expenses	261,715
Total liabilities	542,728
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS	$1,624,584,637

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Portfolio

Statement of Operations

Six Months Ended January 31, 2005 (unaudited)

INVESTMENT INCOME:
Dividends		$21,539,516
EXPENSES:
Management fee (Note 2)	$1,598,166
Custody fees (Note 3)	116,811
Professional fees	22,227
Trustees fees	51,397
Miscellaneous	104,533
Total expenses	1,893,134
Fees paid indirectly (Note 3)	(42,627)
Net expenses		1,850,507
NET INVESTMENT INCOME		19,689,009
Net realized loss on investments:
Proceeds from sales	$50,152,058
Cost of securities sold	(52,657,409)
Net realized loss on investments		(2,505,351)
Net changes in unrealized appreciation of investments:
Beginning of period	$57,948,649
End of period	141,521,758
Net change in unrealized appreciation		83,573,109
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$100,756,767

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended January 31, 2005 (unaudited)	Year Ended July 31, 2004
INCREASE IN NET ASSETS:
From Operations:
Net investment income	$19,689,009	$18,456,783
Net realized loss on investments	(2,505,351)	(22,378,148)
Net change in unrealized appreciation of investments	83,573,109	162,852,493
Net Increase in Net Assets Resulting from Operations	100,756,767	158,931,128
Transactions in Investors' Beneficial Interest:
Additions	137,927,127	318,907,730
Reductions	(141,012,928)	(269,267,844)
Net Increase/(Decrease) in Net Assets from Transactions in Investors' Beneficial Interests	(3,085,801)	49,639,886
Total Increase in Net Assets	97,670,966	208,571,014
NET ASSETS:
Beginning of period	1,526,913,671	1,318,342,657
End of period	$1,624,584,637	$1,526,913,671

SEE NOTES TO FINANCIAL STATEMENTS

Domini Social Index Portfolio

Financial Highlights

	Six Months Ended January 31, 2005 (unaudited)		Year Ended July 31,
			2004		2003		2002		2001		2000
Net assets (in millions)	$1,625		$1,527		$1,318		$1,239		$1,729		$1,974
Total return	6.56%		12.01%		12.13%		(22.71)%		(17.28)%		8.94%
Ratio of net investment income to average net assets (annualized)	2.46%		1.25%		1.32%		1.02%		0.78%		0.70%
Ratio of expenses to average net assets (annualized)	0.23%	(2)	0.24%	(2)	0.23%	(1)(2)	0.22%	(2)	0.22%	(2)	0.24%	(1)(2)
Portfolio turnover rate	3%		8%		8%		13%		19%		9%

(1)

Reflects an expense reimbursement and fee waiver by the Manager of 0.01% and 0.002% for the years ended July 31, 2003 and 2000, respectively. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.24% and 0.24% for the years ended July 31, 2003 and 2000, respectively.

(2)

Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.24%, 0.24%, 0.23%, 0.22%, 0.21%, and 0.21%, for the six months ended January 31, 2005, and for the years ended July 31, 2004, 2003, 2002, 2001, and 2000, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SOCIAL INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

(A) Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

(B) Dividend Income. Dividend income is recorded on the ex-dividend date.

(C) Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. Domini Social Investments LLC (Domini) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM  The Index's composition is determined by KLD Research & Analytics, Inc.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2005, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $68,589,159 and $50,152,058, respectively. For the six months ended January 31, 2005, custody fees of the Portfolio were reduced by $42,627, which was compensation for uninvested cash left on deposit with the custodian.

Domini Social Index Portfolio — Notes to Financial Statements  29

Domini Institutional Social Equity Fund

Statement of Assets and Liabilities

January 31, 2005 (Unaudited)

ASSETS:
Investment in Domini Social Index Portfolio, at value (Note 1)	$219,425,016
Receivable capital shares	10,000
Total assets	219,435,016
LIABILITIES:
Management fee payable	10,000
Other accrued expenses	26,558
Total liabilities	36,558
NET ASSETS	$219,398,458
NET ASSETS CONSIST OF:
Paid-in capital	$312,006,513
Undistributed net investment income	292,656
Accumulated net realized loss from Portfolio	(45,289,262)
Net unrealized depreciation from Portfolio	(47,611,449)
$219,398,458
Shares outstanding	12,625,260
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE ($219,398,458 ÷ 12,625,260)	$17.38

SEE NOTES TO FINANCIAL STATEMENTS

Domini Institutional Social Equity Fund

Statement of Operations

Six Months Ended January 31, 2005 (unaudited)

INCOME:
Investment income from Portfolio	$2,861,197
Expenses from Portfolio	(244,455)
Net investment income from Portfolio	2,616,742
EXPENSES:
Sponsor fee (Note 2)	263,780
Professional fees	6,464
Miscellaneous	27,822
Printing	5,490
Trustees fees	17,229
Accounting fees	6,123
Transfer agent fees	875
Total Expenses	327,783
Fees Waived (Note 2)	(150,232)
Net Expenses	177,551
NET INVESTMENT INCOME	2,439,191
NET REALIZED AND UNREALIZED GAIN FROM PORTFOLIO:
Net realized loss from Portfolio	(330,277)
Net change in unrealized appreciation from Portfolio	11,181,651
Net realized and unrealized gain from Portfolio	10,851,374
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,290,565

SEE NOTES TO FINANCIAL STATEMENTS

Domini Institutional Social Equity Fund

Statements of Changes in Net Assets

	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
INCREASE/(DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$2,439,191	$2,180,938
Net realized loss from Portfolio	(330,277)	(3,021,538)
Net change in unrealized appreciation from Portfolio	11,181,651	22,878,879
Net Increase in Net Assets Resulting from Operations	13,290,565	22,038,279
Distributions and/or Dividends:
Dividends to shareholders from net investment income	(2,605,948)	(1,899,672)
Net Decrease in Net Assets from Dividends and/or Distributions	(2,605,948)	(1,899,672)
Capital Share Transactions:
Proceeds from sale of shares	16,511,702	41,269,412
Net asset value of shares issued in reinvestment of dividends and distributions	2,019,371	1,469,111
Payments for shares redeemed	(8,603,700)	(53,867,535)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	9,927,373	(11,129,012)
Total Increase in Net Assets	20,611,990	9,009,595
NET ASSETS:
Beginning of period	198,786,468	189,776,873
End of period (including undistributed net investment income of $292,656 and $459,413, respectively)	$219,398,458	$198,786,468
OTHER INFORMATION
Share Transactions:
Sold	972,972	2,549,303
Issued in reinvestment of dividends and/or distributions	115,856	91,218
Redeemed	(497,883)	(3,339,475)
Net Increase/(Decrease)	590,945	(698,954)

SEE NOTES TO FINANCIAL STATEMENTS

Domini Institutional Social Equity Fund

Financial Highlights

	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31,
		2004	2003	2002	2001	2000

For a share outstanding for the period:
Net asset value, beginning of period	$16.52	$14.90	$13.51	$18.53	$23.15	$21.50
Income/(loss) from investment operations:
Net investment income	0.20	0.18	0.19	0.17	0.14	0.12
Net realized and unrealized gain/(loss) on investments	0.87	1.60	1.41	(4.28)	(4.14)	1.79
Total income/(loss) from investment operations	1.07	1.78	1.60	(4.11)	(4.00)	1.91
Less dividends and distributions:
Dividends to shareholders from net investment income	(0.21)	(0.16)	(0.21)	(0.16)	(0.12)	(0.12)
Distributions to shareholders from net realized gain	—	—	—	(0.75)	(0.50)	(0.14)
Total dividends and distributions	(0.21)	(0.16)	(0.21)	(0.91)	(0.62)	(0.26)
Net asset value, end of period	$17.38	$16.52	$14.90	$13.51	$18.53	$23.15
Total return	6.50%	11.97%	12.05%	(23.05)%	(17.37)%	8.85%
Portfolio turnover*	3%	8%	8%	13%	19%	9%
Ratio/supplemental data (annualized):
Net assets, end of year (in millions)	$219	$199	$190	$243	$416	$463
Ratio of expenses to average net assets	0.40%(1)	0.37%(1)	0.30%(1)	0.30%(1)	0.30%(1)	0.30%(1)
Ratio of net investment income to average net assets	2.31%	1.13%	1.24%	0.93%	0.69%	0.60%

*

For the Portfolio in which the Fund invests.

(1)

Reflects a waiver of fees by the Manager of the Portfolio and the Sponsor of the Fund. Had the Manager and the Sponsor not waived their fees, the ratio of expenses to average net assets would have been 0.54%, 0.54%, 0.53%, 0.50%, 0.50%, and 0.51%, for the six months ended January 31, 2005, and for the years ended July 31, 2004, 2003, 2002, 2001, and 2000, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Domini Institutional Social Equity Fund

Notes to Financial Statements

January 31, 2005 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Institutional Social Equity Fund is a series of the Domini Institutional Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund invests substantially all of its assets in the Domini Social Index Portfolio, a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 13.5% at January 31, 2005). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund commenced operations on May 30, 1996.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

(A) Valuation of Investments: Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(B) Investment Income and Dividends to Shareholders: The Fund earns income daily, net of Portfolio expenses, on its investments in the Portfolio. Dividends to shareholders are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(C) Federal Taxes: The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(D) Other: All net investment income and realized and unrealized gains and losses of the Portfolio are allocated daily pro rata among the Fund and the other investors in the Portfolio.

2. TRANSACTIONS WITH AFFILIATES

(A) Manager. The Portfolio has retained Domini Social Investments LLC (Domini) to serve as investment manager and administrator. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

(B) Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM The Index's composition is determined by KLD Research & Analytics, Inc.

(C) Sponsor. Pursuant to a Sponsorship Agreement, Domini provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by Domini to the Portfolio under the Management Agreement, Domini answers questions from the general public and the media regarding the composition of the Index and the securities holdings of the Portfolio. For these services and facilities, Domini receives fees computed and paid monthly from the Fund at an annual rate equal to 0.25% of the average daily net assets of the Fund. Domini is contractually waiving its fee to the extent necessary to keep the aggregate annual operating expenses of the Fund (including the Fund's share of the Portfolio's expenses but excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 0.40% of the average daily net assets of the Fund until November 30, 2005, absent an earlier modification by the Board of Trustees, which oversees the Fund. A similar fee waiver arrangement was in effect in prior periods. For the six months ended January 31, 2005, Domini waived fees totaling $150,232.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2005, additions and reductions in the Fund's investment in the Portfolio aggregated $16,501,702 and $9,404,014, respectively.

Domini Institutional Social Equity Fund — Notes to Financial Statements  35

Proxy Voting Information

The Domini Funds' Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting www.domini.com/shareholder-advocacy/Proxy-Voting/index.htm, or by visiting the EDGAR database on the Securities and Exchange Commission's (SEC) website at www.sec.gov. All proxy votes cast for the Domini Funds are posted to Domini's website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

The Domini Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Domini Funds' Forms N-Q are available on the EDGAR database on the SEC's website at www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is also available to be viewed at www.domini.com.

DOMINI FUNDS

P.O. Box 9785
Providence, RI 02940-9785
1-800-582-6757
www.domini.com

Investment Manager and Sponsor:

Domini Social Investments LLC
536 Broadway, 7th Floor
New York, NY 10012

Investment Submanager:

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Distributor:

DSIL Investment Services LLC
536 Broadway, 7th Floor
New York, NY 10012
1-800-762-6814

Transfer Agent:

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian:

Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

Independent Registered Public Accounting Firm:

KPMG LLP
99 High Street
Boston, MA 02110

Legal Counsel:

Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

CUSIP# 257131102

Printed on recycled paper

Item 2.	Code of Ethics.

(a)	Not applicable to a semi-annual report.

(c)	Not applicable.

(d)	Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable to a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant's Board of Trustees.

Item 11.	Controls and Procedures.

(a)	Within 90 days prior to the filing of this report on Form N-CSR, Amy L. Domini, the registrant's President and Principal Executive Officer, and Carole M. Laible, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Domini and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to a semi-annual report.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(3)	Not applicable to the registrant.

(b)	A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INSTITUTIONAL TRUST

By:	/s/ Amy L. Domini
Amy L. Domini
President
Date:	April 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Domini
Amy L. Domini
President (Principal Executive Officer)
Date:	April 1, 2005
By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)
Date:	April 1, 2005